Property and Equipment (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jan. 01, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 03, 2023	Dec. 31, 2022
Depreciation and amortization expense		$ 1,529,293	$ 1,158,575	$ 1,561,819	$ 1,605,825
Note payable		$ 11,721,042		$ 10,584,037	$ 8,884,513	$ 7,000,000	$ 548,947
De Krown Enterprises LLC [Member]
Precentage of disposal of interest rate	100.00%
Long-lived assets	$ 822,549